Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

15.Lease

The Group has operating leases for office space, warehouses, stores and office equipment that the Group utilizes under lease arrangement. The Group also leases space for a manufacturing facility which houses production equipment owned by the Company and operated by a third-party manufacturer of the Company’s products.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Lease right‑of‑use assets, net	176,258	75,008
Lease liabilities - current portion	80,582	45,955
Lease liabilities - non-current portion	104,232	39,968
Total lease liabilities	184,814	85,923
Weighted average remaining lease term	2.76 years	2.24 years
Weighted average annual discount rate	4.75%	4.75%

15.Lease (Continued)

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive (loss)/income and supplemental cashflow information related to operating leases is as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Operating lease expense	43,469	74,869	89,629
Short‑term lease expense	1,611	3,174	5,596
Total lease cost	45,080	78,043	95,225

Supplemental cash flow information for the Group’s leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Cash payments for operating lease liabilities, included in operating cash flows	42,637	68,825	77,189
Increase in lease liabilities arising from obtaining right‑of‑use assets	40,860	152,422	35,311
Decrease in lease liabilities due to termination of lease contracts	—	—	(53,510)

As of December 31, 2022, the remaining lease terms for these operating leases are generally from 2 months to 46 months. The aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental
RMB
2023	48,721
2024	21,738
2025	12,473
2026	8,017
Total minimum lease payment	90,949
Less: imputed interest	(5,026)
Total lease liability balance	85,923